Income taxes	12 Months Ended
Apr. 02, 2023
Income taxes paid (refund) [abstract]
Income taxes	Income taxes
The components of the provision for income tax are as follows:

	Year ended
	April 2, 2023	April 3, 2022	March 28, 2021
Current income tax expense	$	$	$
Current period	44.0	35.6	18.5
Adjustment in respect of prior periods	(1.9)	(0.4)	2.4
	42.1	35.2	20.9
Deferred income tax recovery
Origination and reversal of temporary differences	(18.5)	(11.9)	(3.3)
Effect of change in income tax rates	(0.6)	—	(0.1)
Adjustment in respect of prior periods	1.6	(0.2)	(1.7)
	(17.5)	(12.1)	(5.1)
Income tax expense	24.6	23.1	15.8
The effective income tax rates differ from the weighted average basic Canadian federal and provincial statutory income tax rates for the following reasons:

	Year ended
	April 2, 2023	April 3, 2022	March 28, 2021
	$	$	$
Income before income taxes	93.5	117.7	86.1
	25.34%	25.36%	25.42%
Income tax at expected statutory rate	23.7	29.8	21.9
Non-deductible (taxable) items	0.8	(0.8)	0.1
Non-deductible stock option expense	3.0	2.9	2.2
Effect of foreign tax rates	(10.0)	(14.6)	(8.9)
Non-deductible (taxable) remeasurement of contingent consideration and put option	2.4	—	—
Non-deductible (taxable) foreign exchange loss	1.4	0.2	0.3
Change in tax rates	(0.4)	0.1	(0.1)
Change in deferred tax asset not recognized	4.1	6.1	—
Other items	(0.4)	(0.6)	0.3
Income tax expense	24.6	23.1	15.8
The change in the year in the components of deferred tax assets and liabilities are as follows:

		Change in the year affecting
	April 3, 2022	Net income	Foreign exchange translation	Goodwill	Other comprehensive (loss) income	April 2, 2023
	$	$	$	$	$	$
Losses carried forward	8.6	2.9	—	—	—	11.5
Employee future benefits	0.2	—	—	—	(0.1)	0.1
Other liabilities	6.4	3.7	(0.1)	(8.1)	—	1.9
Inventory capitalization	4.8	1.6	0.4	—	—	6.8
Capital lease	8.0	0.9	0.4	—	—	9.3
Tax relief from Swiss tax reform	11.8	(4.9)	0.7	—	—	7.6
Unrealized profit in inventory	25.0	10.7	1.2	—	—	36.9
Provisions and other temporary differences	7.4	0.2	—	—	—	7.6
Total deferred tax asset	72.2	15.1	2.6	(8.1)	(0.1)	81.7
Unrealized foreign exchange	(6.9)	3.0	—	—	0.8	(3.1)
Intangible assets	(18.4)	(0.1)	(0.3)	—	—	(18.8)
Property, plant and equipment	(9.5)	1.1	(0.3)	—	—	(8.7)
Total deferred tax liabilities	(34.8)	4.0	(0.6)	—	0.8	(30.6)
Net deferred tax assets (liabilities)	37.4	19.1	2.0	(8.1)	0.7	51.1
The change in deferred tax assets and liabilities as presented in the statement of financial position are as follows:

		Changes in the year affecting
	April 3, 2022	Net income	Foreign exchange translation	Goodwill	Other comprehensive income	April 2, 2023
	$	$	$	$	$	$
Deferred tax assets	53.2	12.2	2.0	—	0.1	67.5
Deferred tax liabilities	(15.8)	6.9	—	(8.1)	0.6	(16.4)
	37.4	19.1	2.0	(8.1)	0.7	51.1
Available deferred income tax assets related to capital losses, non-capital losses, and Swiss tax relief in the amount of $0.5m, $1.6m, and $28.5m, respectively, were not recognized as it is not probable that future taxable income will be available to the Company to utilize the benefits.
The corporate entities within the Company have the following tax-loss carry-forwards that are expected to expire in the following years, if not utilized.

$
2039 and prior	4.6
2040	8.5
2041	8.8
2042	8.5
2043	6.9
2044 and thereafter	13.1
50.4
The Company does not recognize tax on unremitted earnings from foreign subsidiaries as it is management’s intent to reinvest these earnings indefinitely. Unremitted earnings from foreign subsidiaries were $417.7m as at April 2, 2023 (April 3, 2022 - $356.4m, March 28, 2021 - $243.3m).
As at April 2, 2023, in addition to the amount charged to profit or loss and other comprehensive income, no tax recovery was recognized directly in equity related to excess tax deductions on share-based payments for stock options exercised (April 3, 2022 - $nil, March 28, 2021 - $nil). No tax expense was reversed out of equity related to reduction of expected tax deductions on issuance of RSU (April 3, 2022 - $0.2m, March 28, 2021 - $nil).